Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingencies [Line Items]
Payment for litigation settlement	$ 1,000,000
Amount accrued for litigation settlement		1,000,000
Amount received from insurance carrier		400,000
Net recovery (expense) from litigation		$ 200,000	$ (800,000)